Geographic information (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues derived by geography	CAD 1,447,269	CAD 17,422,151	CAD 3,913,367
South and Central America (Bolivia, Belize) [Member]
Revenues derived by geography	1,447,269	17,422,151
North America (United States) [Member]
Revenues derived by geography			CAD 3,913,367